Share-Based Compensation (Details) - Schedule of summary of restricted shares activities - Restricted Shares [Member] - Amended 2015 Plan [Member] - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Share-Based Compensation (Details) - Schedule of summary of restricted shares activities [Line Items]
Number of restricted shares outstanding at beginning of period	47,408,631	14,337,880
Weighted average grant date fair value outstanding at beginning of period	$ 0.07	$ 0.21
Aggregate intrinsic value outstanding at beginning of period	$ 5,025	$ 2,737
Number of restricted shares granted	5,502,840	39,821,200	14,556,320
Weighted average grant date fair value granted	$ 0.11	$ 0.2	$ 0.21
Number of restricted shares forfeited	(7,949,681)	(2,409,120)	(218,440)
Weighted average grant date fair value forfeited	$ 0.19	$ 0.54	$ 0.21
Number of restricted shares exercised	(2,185,400)	(4,341,329)
Weighted average grant date fair value exercised	$ 0.22	$ 1.42
Number of restricted shares outstanding end of the period	42,776,390	47,408,631	14,337,880
Weighted average grant date fair value outstanding end of the period	$ 0.04	$ 0.07	$ 0.21
Aggregate intrinsic value outstanding end of the period	$ 596	$ 5,025	$ 2,737
Weighted average remaining contractual term outstanding end of the period	1 year 7 months 9 days	3 days	2 years 9 months 18 days
Number of restricted shares vested and expected to vest end of the period	42,776,390
Weighted average grant date fair value vested and expected to vest end of the period	$ 0.04
Aggregate intrinsic value vested and expected to vest end of the period	$ 596
Weighted average remaining contractual term vested and expected to vest end of the period	1 year 7 months 9 days